EQUITY - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended								6 Months Ended						12 Months Ended
	Dec. 31, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Jun. 28, 2019	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Total dividend on ordinary shares paid									€ 284	€ 290	€ 261	€ 252	€ 203	€ 286	€ 574	€ 513	€ 489
Dividend rate (in euros per share)	€ 0.28	€ 0.26	€ 0.26	€ 0.26	€ 0.21	€ 0.21	€ 0.21	€ 0.17